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                     SUPPLEMENT DATED OCTOBER 1, 1997 TO
                       PROSPECTUS DATED MAY 1, 1997 FOR

              MULTIPLE PAYMENT VARIABLE LIFE INSURANCE POLICIES

                                  ISSUED BY

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                 THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT-A


This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Effective November 1, 1997, the "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" provision of the Prospectus is amended by changing the Management Fees and Other Expenses of the following Nationwide Separate Account Trust underlying Mutual Fund options:

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

---------------------------------------------------------------------------------------------------
                                                        Management   Other Expenses  Total Mutual
                                                           Fees                      Fund Expenses
---------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Capital                0.65%          0.03%          0.68%
Appreciation Fund
---------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Total Return           0.65%          0.02%          0.67%
Fund
---------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Government             0.55%          0.02%          0.57%
Bond Fund
---------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Money Market           0.45%          0.02%          0.47%
Fund
---------------------------------------------------------------------------------------------------
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